SHARE-BASED COMPENSATION EXPENSES (Details)	12 Months Ended
Dec. 31, 2018
Share awards granted on November 1, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	71.00%
Expected dividends	0.00%
Risk-free interest rate	3.50%
Expected term (in years)	5 years
Expected life (in years)	7 years 2 months 1 day
Share awards granted on January 3, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	40.00%
Expected dividends	0.00%
Risk-free interest rate	3.10%
Expected term (in years)	5 years
Expected life (in years)	6 years